SHARE-BASED COMPENSATION - Schedule of Outstanding Options (Details)	3 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of stock options, outstanding, beginning of year (in shares) | shares	9,547,185	9,072,149
Number of stock options granted (in shares) | shares	1,543,793	0
Number of stock options, outstanding, end of year (in shares) | shares	11,090,978	9,072,149
Number of stock options, outstanding, end of year (in shares) | shares	7,755,107	6,383,015
Weighted average exercise price of stock options outstanding, beginning of year (in CA$ per option) | $ / shares	$ 2.11	$ 1.82
Weighted average exercise price of stock options granted (in CA$ per option) | $ / shares	2.75	0
Weighted average exercise price of stock options outstanding, end of year (in CA$ per option) | $ / shares	2.20	1.82
Weighted average exercise price of stock options exercisable, end of year (in CA$ per option) | $ / shares	$ 1.35	$ 1.03